Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document type	20-F
Document period end date	Dec 31, 2012
Amendment flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity registrant name	DIANA CONTAINERSHIPS INC.
Entity central index key	0001481241
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Accelerated Filer
Entity well known seasoned issuer	No
Entity common stock shares outstanding	32,191,964

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 31,526	$ 41,354
Accounts receivable, trade	215	163
Inventories	3,206	1,832
Prepaid expenses and other assets	1,965	210
Total current assets	36,912	43,559
FIXED ASSETS:
Advances for vessel acquisitions and other vessel costs		6,634
Vessels	280,812	166,218
Accumulated depreciation	(19,867)	(7,391)
Vessels' net book value	260,945	158,827
Total fixed assets	260,945	165,461
OTHER NON-CURRENT ASSETS:
Deferred financing costs		991
Compensating cash balance	9,270
Prepaid charter revenue	29,918
Total Assets	337,045	210,011
CURRENT LIABILITIES:
Accounts payable, trade and other	2,672	1,917
Due to related parties	657	318
Accrued liabilities	1,517	776
Deferred revenue, current	1,264	103
Total current liabilities	6,110	3,114
Long-term debt, net of unamortized deferred financing costs	91,906
Deferred revenue, non-current	271	364
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 32,191,964 and 23,076,161 issued and outstanding as at December 31, 2012 and 2011, respectively	322	231
Additional paid-in capital	263,537	208,827
Accumulated deficit	(25,101)	(2,525)
Total stockholders' equity	238,758	206,533
Total liabilities and stockholders' equity	$ 337,045	$ 210,011

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	25,000,000	25,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	500,000,000	500,000,000
Common Stock Shares Issued	32,191,964	23,076,161
Common Stock Shares Outstanding	32,191,964	23,076,161

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Time charter revenues, net of prepaid charter revenue amortization	$ 56,631	$ 26,992	$ 5,735
EXPENSES:
Voyage expenses	1,404	731	267
Vessel Operating Expenses	28,969	11,134	2,885
Depreciation	12,476	5,937	1,454
Management fees	1,551	650	203
General and administrative expenses	3,468	3,442	3,524
Foreign currency losses / (gains)	(194)	18	(1,044)
Operating income / (loss)	8,957	5,080	(1,554)
OTHER INCOME / (EXPENSES):
Interest and finance costs	(3,066)	(1,604)	(511)
Interest income	78	154	64
Total other expenses, net	(2,988)	(1,450)	(447)
Net income / (loss)	$ 5,969	$ 3,630	$ (2,001)
Earnings / (loss) per common share, basic and diluted	$ 0.22	$ 0.23	$ (0.45)
Weighted average number of common shares, basic	26,934,533	15,536,028	4,449,431
Weighted average number of common shares, diluted	26,934,533	15,543,916	4,449,431

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Income and Comprehensive Income [Abstract]
Net income / (loss)	$ 5,969	$ 3,630	$ (2,001)
Comprehensive income / (loss)	$ 5,969	$ 3,630	$ (2,001)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[RetainedEarningsMember]
Balance as at Jan. 06, 2010
Net income / (loss)	$ (2,001)			$ (2,001)
Issuance of common stock	1		1
Issuance of common stock, shares		500
Issuance of common stock, net of issuance costs	85,281	59	85,222
Issuance of common stock, net of issuance costs, shares		5,892,330
Compensation cost on restricted stock	1,330	2	1,328
Issuance of restricted stock, shares		213,331
Balance as at Dec. 31, 2010	84,611	61	86,551	(2,001)
Balance of shares as at Dec. 31, 2010		6,106,161
Net income / (loss)	3,630			3,630
Issuance of common stock, net of issuance costs	121,492	169	121,323
Issuance of common stock, net of issuance costs, shares		16,916,667
Compensation cost on restricted stock	954	1	953
Issuance of restricted stock, shares		53,333
Dividends declared and paid	(4,154)			(4,154)
Balance as at Dec. 31, 2011	206,533	231	208,827	(2,525)
Balance of shares as at Dec. 31, 2011		23,076,161
Net income / (loss)	5,969			5,969
Issuance of common stock, net of issuance costs	53,901	91	53,810
Issuance of common stock, net of issuance costs, shares	9,115,803	9,115,803
Compensation cost on restricted stock	900		900
Dividends declared and paid	(28,545)			(28,545)
Balance as at Dec. 31, 2012	$ 238,758	$ 322	$ 263,537	$ (25,101)
Balance of shares as at Dec. 31, 2012		32,191,964

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011
Statement Of Stockholders Equity [Abstract]
Dividends declared and paid, per share	$ 0	$ 0.3	$ 0.15		$ 0.3	$ 0.25	$ 0.15	$ 0.03
Per share value of common stock issued	$ 1	$ 6.25	$ 7.5	$ 15
Issuance of restricted common stock, per share			$ 7.5	$ 15

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows provided by / (used in) Operating Activities:
Net income / (loss)	$ 5,969	$ 3,630	$ (2,001)
Adjustments to reconcile net income to net cash provided by / (used in) operating activities:
Depreciation	12,476	5,937	1,454
Amortization and write-off of deferred financing costs	197	681	110
Foreign exchange gains			(1,051)
Amortization of deferred revenue	(112)	(45)
Amortization of prepaid charter revenue	12,204
Compensation cost on restricted stock awards	900	954	1,330
(Increase) / Decrease in:
Accounts receivable, trade	(52)	(125)	(37)
Due from related party		398	(398)
Inventories	(1,374)	(1,209)	(623)
Prepaid expenses and other assets	(1,877)	8	(219)
Increase / (Decrease) in:
Accounts payable, trade and other	755	1,482	436
Due to related parties	339	318
Accrued liabilities	741	190	586
Deferred revenue	1,180	285	227
Net Cash provided by / (used in) Operating Activities	31,346	12,504	(186)
Cash Flows used in Investing Activities:
Vessel acquisitions, improvements and other vessel costs	(107,960)	(79,321)	(93,531)
Acquisition of time charter	(42,000)
Net Cash used in Investing Activities	(149,960)	(79,321)	(93,531)
Cash Flows provided by Financing Activities:
Proceeds from long-term debt	92,700	85,000	20,000
Repayments / prepayments of long term debt		(104,670)	(330)
Issuance of common stock, net of issuance costs	53,901	121,492	85,281
Payments of financing costs		(1,382)	(400)
Cash dividends	(28,545)	(4,154)
Changes in compensating cash balances	(9,270)	787	(787)
Net Cash provided by Financing Activities	108,786	97,073	103,764
Effects of exchange rates on cash			1,051
Net increase / (decrease) in cash and cash equivalents	(9,828)	30,256	11,098
Cash and cash equivalents at beginning of period	41,354	11,098
Cash and cash equivalents at end of period	31,526	41,354	11,098
Cash paid during the year for:
Interest payments, net of amounts capitalized	$ 2,546	$ 670	$ 155

General Information	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General Information

1. General Information

The accompanying consolidated financial statements include the accounts of Diana Containerships Inc. (“DCI”) and its wholly-owned subsidiaries (collectively, the “Company”). Diana Containerships Inc. was incorporated on January 7, 2010 under the laws of the Republic of Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act.

The Company is engaged in the seaborne transportation industry through the ownership and operation of containerships and is the sole owner of all outstanding shares of the following subsidiaries, each incorporated in the Marshall Islands:

  Likiep Shipping Company Inc. (“Likiep”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel, “Sagitta”, which was built and delivered on June 29, 2010.

  Orangina Inc. (“Orangina”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel, “Centaurus”, which was built and delivered on July 9, 2010.

  Lemongina Inc. (“Lemongina”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Apl Garnet” (built in 1995), which was acquired on November 19, 2012 (Note 4).

  Ralik Shipping Company Inc. (“Ralik”), owner of the Marshall Islands flag, 4,206 TEU capacity container vessel, “Maersk Madrid” (built in 1989), which was acquired on June 14, 2011.

  Mili Shipping Company Inc. (“Mili”), owner of the Marshall Islands flag, 4,714 TEU capacity container vessel, “Maersk Malacca” (built in 1990), which was acquired on June 22, 2011.

  Ebon Shipping Company Inc. (“Ebon”), owner of the Marshall Islands flag, 4,714 TEU capacity container vessel, “Maersk Merlion” (built in 1990), which was acquired on June 17, 2011.

  Mejit Shipping Company Inc. (“Mejit”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Apl Sardonyx” (built in 1995), which was acquired on February 17, 2012 (Note 4).

  Micronesia Shipping Company Inc. (“Micronesia”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Apl Spinel” (built in 1996), which was acquired on March 1, 2012 (Note 4).

  Rongerik Shipping Company Inc. (“Rongerik”), owner of the Marshall Islands flag, 3,739 TEU capacity container vessel, “Cap San Marco” (built in 2001), which was acquired on February 6, 2012 (Note 4). In August 2012, the vessel was renamed to “Cap Domingo”.

  Utirik Shipping Company Inc. (“Utirik”), owner of the Marshall Islands flag, 3,739 TEU capacity container vessel, “Cap San Raphael” (built in 2002), which was acquired on February 6, 2012 (Note 4). In September 2012, the vessel was renamed to “Cap Doukato”.

  Unitized Ocean Transport Limited (“UOT”), which as at December 31, 2012, did not have any operations.

During 2012, 2011 and 2010, charterers that accounted for more than 10% of the Company's revenues were as follows:

Charterer	2012	2011	2010
A	46%	73%	51%
B	22%	-	-
C	22%	-	-
D	-	27%	41%

Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements

2. Significant Accounting Policies

  Preparation of financial statements: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include the accounts of Diana Containerships Inc. and its wholly-owned subsidiaries referred to in Note 1 above. All significant intercompany balances and transactions have been eliminated upon consolidation.

  Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Other Comprehensive Income / (loss): The Company follows the provisions of Accounting Standard Codification (ASC) 220, “Comprehensive Income”, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders' equity. The Company presents Other Comprehensive Income / (Loss) in a separate statement according to ASU 2011-05.

  Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company operates its vessels in international shipping markets, and therefore, primarily transacts business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the period presented are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities which are denominated in other currencies are translated into U.S. Dollars at the period-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statement of operations.

  Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents.

  Compensating Cash Balance: Compensating cash balance includes minimum cash deposits required to be maintained under the Company's borrowing arrangement.

  Accounts Receivable, Trade: The account includes receivables from charterers for hire, freight and demurrage billings. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts has been made as of December 31, 2012 and 2011.

  Inventories: Inventories consist of lubricants and victualling which are stated at the lower of cost or market. Cost is determined by the first in, first out method. Inventories may also consist of bunkers when the vessel operates under freight charter or when on the balance sheet date a vessel has been redelivered by its previous charterers and has not yet been delivered to new charterers, or remains idle. Bunkers are also stated at the lower of cost or market and cost is determined by the first in, first out method.

  Prepaid/Deferred Charter Revenue: The Company records identified assets or liabilities associated with the acquisition of a vessel at fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair market value of the charter and the net present value of future contractual cash flows. When the present value of the contractual cash flows of the time charter assumed is greater than its current fair value, the difference, capped to the vessel's fair value on a charter free basis, is recorded as prepaid charter revenue. When the opposite situation occurs, any difference, capped to the vessel's fair value on a charter free basis, is recorded as deferred revenue. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

  Vessel Cost: Vessels are stated at cost which consists of the contract price and costs incurred upon acquisition or delivery of a vessel from a shipyard. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

  Vessel Depreciation: The Company depreciates containership vessels on a straight-line basis over their estimated useful lives, estimated to be 30 years from the date of initial delivery from the shipyard. Second-hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. Depreciation is based on costs less the estimated residual scrap value, which is assessed at $200 and $350 per light-weight ton, depending on the vessel's age and market conditions. A decrease in the useful life of a containership or in its residual scrap value would have the effect of increasing the annual depreciation charge. When regulations place limitations on the ability of a vessel to trade on a worldwide basis, the vessel's useful life is adjusted at the date such regulations are adopted.

  Impairment of Long-Lived Assets: The Company follows ASC 360-10-40 “Impairment or Disposal of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The Company reviews vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When the estimate of future undiscounted net operating cash flows, excluding interest charges, expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition is less than its carrying amount, the Company evaluates the vessel for impairment loss. Measurement of the impairment loss is based on the fair value of the vessel. The fair value of the vessel is determined based on management estimates and assumptions and by making use of available market data and third party valuations. The Company evaluates the carrying amounts and periods over which vessels are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. The current conditions in the containerships market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels' future performance, with the significant assumptions being related to charter rates, fleet utilization, vessels' operating expenses, vessels' residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations.

  The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. The projected net operating cash flows are determined by considering the historical and estimated vessels' performance and utilization, the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days (based on the most recent 10 year average historical 6-12 months time charter rates available for each type of vessel, considering also current market rates) over the remaining estimated life of each vessel, net of brokerage commissions, expected outflows for scheduled vessels' maintenance and vessel operating expenses assuming an average annual inflation rate of 3%.  Effective fleet utilization is assumed to 98% in the Company's exercise, taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry docking and special surveys), as well as an estimate of 1% off hire days each year, assumptions in line with the Company's historical performance. The Company concluded based on this exercise that step two of the impairment analysis was not required and no impairment of vessels existed at December 31, 2012 as the undiscounted projected cash flows significantly exceeded their carrying value.

  No impairment loss was identified or recorded for 2012, 2011 and 2010 and the Company has not identified any other facts or circumstances that would require the write down of vessel values in the near future.

  Accounting for Revenues and Expenses: Revenues are generated from time charter agreements. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time-charter revenues are recorded over the term of the charter as service is provided. Revenues from time charter agreements providing for varying annual rates over their term are accounted for on a straight line basis. Income representing ballast bonus payments, in connection with the repositioning of a vessel by the charterer to the vessel owner, are recognized in the period earned. Deferred revenue, if any, includes cash received prior to the balance sheet date for which all criteria for recognition as revenue would not be met, including any deferred revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight line basis.

  Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are due as revenues are earned.

  Earnings / (Loss) per Common Share: Basic earnings / (loss) per common share are computed by dividing net income / (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings / (loss) per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

  Segmental Reporting: The Company has determined that it operates under one reportable segment, relating to its operations of the container vessels. The Company reports financial information and evaluates the operations of the segment by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

  Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and amortized on a straight-line basis over the period through the date the next dry-docking will be scheduled to become due. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel's sale.

  Financing Costs: Fees paid to lenders for obtaining new loans or refinancing existing ones are deferred and recorded as a contra to debt. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs. Fees are amortized to interest and finance costs over the life of the related debt using the effective interest method and, for the fees relating to loan facilities not used at the balance sheet date, according to the loan availability terms. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made. Loan commitment fees are charged to expense in the period incurred.

  Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of operations.

  Share Based Payment: ASC 718 “Compensation – Stock Compensation”, requires the Company to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Employee share purchase plans will not result in recognition of compensation cost if certain conditions are met. The Company initially measures the cost of employee services received in exchange for an award or liability instrument based on its current fair value; the fair value of that award or liability instrument is remeasured subsequently at each reporting date through the settlement date. Changes in fair value during the requisite service period are recognized as compensation cost over that period with the exception of awards granted in the form of restricted shares which are measured at their grant date fair value and are not subsequently re-measured. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models adjusted for the unique characteristics of those instruments (unless observable market prices for the same or similar instruments are available). If an equity award is modified after the grant date, incremental compensation cost is recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

  Variable Interest Entities: ASC 810-10-50 “Consolidation of Variable Interest Entities”, addresses the consolidation of business enterprises (variable interest entities) to which the usual condition (ownership of a majority voting interest) of consolidation does not apply. The guidance focuses on financial interests that indicate control. It concludes that in the absence of clear control through voting interests, a company's exposure (variable interest) to the economic risks and potential rewards from the variable interest entity's assets and activities are the best evidence of control. Variable interests are rights and obligations that convey economic gains or losses from changes in the value of the variable interest entity's assets and liabilities. The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist, as the primary beneficiary would be required to include assets, liabilities, and the results of operations of the variable interest entity in its financial statements. The Company's evaluation did not result in an identification of variable interest entities as of December 31, 2012 and 2011.

  Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transaction Due From To Related Party [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties

Diana Shipping Services S.A. (“DSS” or the “Manager”): DSS, a wholly owned subsidiary of Diana Shipping Inc., a Company's major shareholder, provides (i) administrative services under an Administrative Services Agreement, for a monthly fee of $10; (ii) brokerage services pursuant to a Broker Services Agreement that DSS has entered into with Diana Enterprises Inc. (“Diana Enterprises”), a related party controlled by the Company's Chief Executive Officer and Chairman Mr. Symeon Palios, for annual fees of $1,040 until the completion of the public offering on June 15, 2011 and $1,300 thereafter; (iii) commercial and technical services pursuant to Vessel Management Agreements, signed between each shipowning company and DSS, under which the Company pays a commission of 1% of the gross charterhire or freight earned by each vessel and a technical management fee of $15 per vessel per month for employed vessels and $20 per vessel per month for laid-up vessels.

For 2012 and 2011 and for the period from January 7 (inception date) to December 31, 2010, DSS charged the Company the following amounts for (i) management fees and commissions under the Vessel Management Agreements, (ii) administrative fees under the Administrative Services Agreement and (iii) brokerage fees attributable to Diana Enterprises under the Broker Services Agreement between DSS and Diana Enterprises:

			For the period from January 7, 2010 (inception date) to December 31, 2010

	For the years ended December 31,
	2012	2011
Management fees, including capitalized fees	$1,641	$758	$203
Commissions	687	270	57
Administrative fees	120	120	88
Brokerage fees	1,300	1,182	607

Part of the management fees is separately presented in Management fees in the accompanying consolidated statements of operations and the other part is included in Vessels and in Advances for vessel acquisitions and other vessel cost in the accompanying consolidated balance sheets. Commissions are included in Voyage expenses in the accompanying consolidated statements of operations (Note 10). Administrative and brokerage fees are included in General and administrative expenses in the accompanying consolidated statements of operations.

As at December 31, 2012 and December 31, 2011, an amount of $612 and $263, respectively, was due to DSS and comprises a significant part of the account Due to related parties in the accompanying consolidated balance sheets.

Vessels	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Vessels

4.       Vessels

In December 2011, Rongerik and Utirik acquired the container vessels m/v “Cap San Marco”, renamed to “Cap Domingo” and m/v “Cap San Raphael”, renamed to “Cap Doukato”, respectively, for the purchase price of $33.0 million each. Both vessels were delivered on February 6, 2012.

In January 2012, Mejit and Micronesia, acquired the container vessels, “APL Sardonyx” and “APL Spinel”, respectively, for the purchase price of $30.0 million each. M/v “APL Sardonyx” was delivered on February 17, 2012 and m/v “APL Spinel” on March 1, 2012.

In November 2012, Lemongina acquired the container vessel “APL Garnet” for the purchase price of $30.0 million. The vessel was delivered to the Company on November 19, 2012.

All these vessels were acquired with time charters attached (Note 5).

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2010	$93,531	$(1,454)	$92,077
- Acquisitions, improvements and other vessels' costs	72,687	-	72,687
- Depreciation for the period	-	(5,937)	(5,937)
Balance, December 31, 2011	$166,218	$(7,391)	$158,827
- Acquisitions, improvements and other vessels' costs	$114,594	-	114,594
- Depreciation for the period	-	(12,476)	(12,476)
Balance, December 31, 2012	$280,812	$(19,867)	$260,945

As at December 31, 2012 and 2011, acquisitions, improvements and other vessel's costs includes capitalized costs of $594 and $2,187, respectively. Also, an amount of $6,634 was transferred in 2012 from Advances for vessel acquisition and other vessel costs presented in the accompanying consolidated balance sheet as at December 31, 2011.

As at December 31, 2012, certain of the Company's vessels, having a total carrying value of $179,414, were provided as collateral to secure the revolving credit facility with the Royal Bank of Scotland plc, discussed in Note 6.

As at December 31, 2012 all vessels were operating under time charter agreements.

Prepaid Charter Revenue	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets [Abstract]
Prepaid Charter Revenue

5. Prepaid Charter Revenue

In February, March and November 2012, the container vessels “Cap San Marco” renamed to “Cap Domingo”, “Cap San Raphael” renamed to “Cap Doukato”, “APL Sardonyx”, “APL Spinel” and “APL Garnet”, were delivered to the Company and were chartered back to the sellers. Based on the vessels' valuation and the valuation of their respective time charter agreements according to the Company's policy, an aggregate asset of $42,000 was recorded which is amortized to revenue over the period of the respective time charter agreements. In addition to that and due to the fact that the time charter agreements for m/v “Cap Domingo” and m/v “Cap Doukato” provide for varying rates throughout the duration of the time charter, the revenue is being recognized on a straight line basis and the difference is included in Prepaid charter revenue as well.

As at December 31, 2012, the balance of the account was analyzed as follows:

Description	Amount	Accumulated Amortization	Net
Prepaid charter revenue	$42,000	$(12,204)	$29,796
Deferred asset from varying charter rates	122	0	122
Total	$42,122	$(12,204)	$29,918

The aggregate expected amortization for each of the succeeding years is as follows:

Period	Amount
Year 1	$17,937
Year 2	$8,968
Year 3	$2,891

Long-term Debt, current and non-current	12 Months Ended
Dec. 31, 2012
Long Term Debt [Abstract]
Long-term debt, current and non-current

6.       Long-Term Debt

The amounts of long-term debt shown in the accompanying consolidated balance sheets are analyzed as follows:

	2012	2011
Royal Bank of Scotland - Revolving credit facility	$92,700	$-
Less related deferred financing costs	(794)	-
Total	$91,906	$-

DnB NOR Bank ASA: On July 7, 2010, Likiep and Orangina, entered into a loan agreement with DnB NOR Bank ASA to finance part of the acquisition cost of the vessels “Sagitta” and “Centaurus”, for an amount of up to $40,000.

In July 2010, the Company drew down $20,000 to finance part of the acquisition cost of the vessels “Sagitta” and “Centaurus” and $20,000 in February 2011. Each advance was repayable in 24 quarterly installments of $330 and a balloon of $12,080 payable together with the last installment. The loan bore interest at LIBOR plus a margin of 2.40% per annum and commitment fees of 0.96% per annum on the undrawn portion of the loan.

On May 4, 2011, Likiep, Orangina, Mili, Ralik and Ebon, entered into a loan agreement with DnB NOR Bank ASA for an amount of up to $85,000 to refinance the outstanding balance of the previous loan facility, to partly finance the cost of the vessels “Maersk Madrid”, “Maersk Merlion” and “Maersk Malacca” and for general working capital purposes. The loan was available in two tranches. Tranche 1 amounting to $65,000 was drawn down in May 2011 and would be repaid in 24 consecutive quarterly installments of approximately $1,140 each, plus a balloon installment of $37,640 that would be paid together with the last installment. Tranche 2 would be the lesser of 35% of the market value of each of the “Maersk Madrid”, “Maersk Merlion” and “Maersk Malacca” and $20,000 and would be repaid in 8 consecutive quarterly installments of $2,500 each. The loan bore interest at LIBOR plus a margin of 2.6% per annum.

Both loans were secured by a first preferred ship mortgage on the vessels, general assignments, charter assignments, operating account assignments, a corporate guarantee and manager's undertakings. The loans also included restrictions as to changes in management, ownership, additional indebtedness, minimum hull cover, consolidated leverage ratio and minimum liquidity. Furthermore, the Company was not permitted to pay any dividends that would result to an event of default.

On June 20, 2011, the Company prepaid in full the outstanding balance under the loan, amounting to $65,000 and the loan agreement was terminated. As a result of the extinguishment of both loans, the unamortized balance of the related finance costs, totaling to $642 was written-off to Interest and finance costs, in the accompanying consolidated statement of operations for the year ended 2011. The weighted average interest rate of the loan during 2011 and 2010 was 2.77% (including the original and the refinanced loans) and 2.82%, respectively.

The Royal Bank of Scotland plc.: On December 16, 2011, the Company entered into a revolving credit facility with the Royal Bank of Scotland plc (“RBS”), where the lenders have agreed to make available to it a revolving credit facility of up to $100,000 (which may be increased to $150,000 subject to further syndication) in order to refinance part of the acquisition cost of the vessels m/v “Sagitta” and m/v “Centaurus” and finance part of the acquisition costs of additional containerships (“Additional Ships”). During 2012, an amount of $92,700 was drawn down under the credit facility, leaving an unused amount at December 31, 2012 of $7,300. The Company pays commitment commissions of 0.99% on the available commitment.

The facility will be available for five years with the maximum available amount (the “Available Facility Limit”) reducing based on the age of the financed vessels and being assessed on a yearly basis, as well as, at the date in which the age of any Additional Ship exceeds the 20 years. In the event that the amounts outstanding at that time exceed the revised Available Facility Limit the Company shall repay such part of the loan that exceeds the Available Facility Limit. Based on the age of the currently financed vessels the full amount of the facility will be repaid at the end of its availability period on January 17, 2017.

The credit facility bears interest at Libor plus a margin of 2.75% and is secured by first priority mortgages over the financed fleet, general assignments of earnings, insurances and requisition compensation, specific assignments of any charters exceeding durations of twelve months, pledge of shares of the guarantors which will be the ship-owning companies of the mortgaged vessels, manager's undertakings and minimum security hull value depending on the average age of the mortgaged vessels. The credit facility also includes restrictions as to changes in management and employment of vessels, certain financial covenants and minimum cash of 10% of the drawings under the revolving facility, but not less than $5,000, to be held by the borrower. Furthermore, the Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility. The weighted average interest rate of the loan during 2012 was 3.07%.

During 2012, 2011, and 2010, total interest incurred on long-term debt amounted to $2,652, $551 and $274, respectively, and is included in Interest and finance costs in the accompanying consolidated statements of operations (Note 11). Commitment fees incurred during 2012, 2011 and 2010 amounted to $150, $282 and $96, respectively, and are included in Interest and finance costs in the accompanying consolidated statements of operations.

Deferred Revenue, current and non-current	12 Months Ended
Dec. 31, 2012
Deferred Revenue [Abstract]
Deferred Revenue, current and non-current

7.       Deferred revenue, current and non-current

The amounts presented as current and non-current deferred revenue in the accompanying consolidated balance sheets as of December 31, 2012 and 2011 reflect (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) deferred revenue resulting from free quantities of lubricants provided to the vessels as a benefit from the suppliers for entering into long term contracts with them. This revenue is amortized to Operating expenses according to the terms of the respective contracts. For 2012, 2011 and 2010, amortization of the deferred revenue from free lubricants amounted to $112, $45 and $0, respectively.

	2012	2011
Hires collected in advance	$1,157	$-
Deferred revenue from lubricants	378	467
Total	$1,535	$467
Less current portion	$(1,264)	$(103)
Non-current portion	$271	$364

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8.       Commitments and Contingencies

  Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

  The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

  The Company's vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company's vessels are entered. The Company's vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls in respect of any policy year.

  As at December 31, 2012, the minimum contractual charter revenues, net of related commissions, to be generated from the existing non-cancelable time charter contracts until their expiration, are estimated at $54,090 until December 31, 2013, $26,504 until December 31, 2014 and at $6,175 until December 31, 2015.

Changes in Capital Accounts	12 Months Ended
Dec. 31, 2012
Stockholders Equity Note [Abstract]
Capital Stock and Changes in Capital Accounts

9. Changes in Capital Accounts

  Compensation cost on restricted common stock: On April 6, 2010, DCI adopted an equity incentive plan which entitles the Company's directors, officers, employees, consultants and service providers to receive options to acquire the Company's common stock, stock appreciation rights, restricted stock, restricted stock units and unrestricted common stock. The Equity Incentive plan was amended on February 21, 2012. A total of 2,392,198 common shares have been reserved under the Incentive plan (as amended) for issuance, of which as at December 31, 2012, 2,125,534 common shares remain available to be issued. The plan is administered by our compensation committee, or such other committee of the Company's board of directors as may be designated by the board to administer the plan. The plan will expire in ten years from the adoption of the plan by the Board of Directors.

During 2012, 2011 and for the period from January 7, 2010 (inception date) to December 31, 2010, compensation cost on restricted stock amounted to $900, $954 and $1,330, respectively, and is included in General and administrative expenses. At December 31, 2012 and 2011, the total unrecognized compensation cost relating to restricted share awards was $416 and $1,317, respectively. At December 31, 2012, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 0.55 years.

During 2012, 2011 and the period from January 7, 2010 (inception date) to December 31, 2010, the movement of restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Granted	213,331	15.00
Vested	(53,335)	15.00
Forfeited or expired	-	-
Outstanding at December 31, 2010	159,996	$15.00
Granted	53,333	7.50
Vested	(66,667)	13.50
Forfeited or expired	-	-
Outstanding at December 31, 2011	146,662	$12.95
Granted	-	-
Vested	(66,664)	13.50
Forfeited or expired	-	-
Outstanding at December 31, 2012	79,998	$12.50

  Follow-on offering: On July 24, 2012, the Company completed a public offering in the United States under the United States Securities Act at 1933, as amended, and on August 10, 2012, the underwriters exercised an overallotment option. As a result of this offering, a total of 9,115,803 common shares were issued at the price of $6.25 per share. The net proceeds from the public offering, including the overallotment option, amounted to $53,901 (net of underwriting discounts and commissions and offering expenses payable by the Company).

  Stockholders Rights Agreement: On August 2, 2010, the Company entered into a stockholders rights agreement (the "Stockholders Rights Agreement") with Mellon Investor Services LLC as Rights Agent. Pursuant to this Stockholders Rights Agreement, each share of the Company's common stock includes one right (the "Right") that will entitle the holder to purchase from the Company a unit consisting of one one-thousandth of a share of our preferred stock at an exercise price specified in the Stockholders Rights Agreement, subject to specified adjustments. Until a Right is exercised, the holder of a Right will have no rights to vote or receive dividends or any other stockholder rights. As at December 31, 2012 and 2011, no Rights were exercised.

Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2012
Voyage And Vessel Operating Expenses [Abstract]
Voyage and Vessel Operating Expenses

10.       Voyage and Vessel Operating Expenses

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2012	2011	2010
Voyage Expenses
Port charges	33	-	-
Bunkers	43	59	50
Commissions	1,328	672	217
Total	1,404	731	267

Vessel Operating Expenses
Crew wages and related costs	14,460	5,283	1,251
Insurance	1,392	582	160
Spares and consumable stores	8,216	3,647	1,278
Repairs and maintenance	4,403	1,468	138
Tonnage taxes (Note 13)	136	27	13
Miscellaneous	362	127	45
Total	28,969	11,134	2,885

A part of the commissions is charged by DSS under the Vessel Management Agreements (Note 3).

Interest and Finance Costs	12 Months Ended
Dec. 31, 2012
Interest and Finance Costs [Abstract]
Interest and Finance Costs

11.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2012	2011	2010
Interest expense (Note 6)	2,652	551	274
Amortization and write-off of deferred financing costs	197	681	110
Commitment fees and other	217	372	127
Total	3,066	1,604	511

Earnings / (loss) per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

12.       Earnings / (loss) per Share

All shares issued (including the restricted shares issued under the equity incentive plan) are DCI's common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreement. Unvested shares granted under the Company's incentive plan of 79,998 as at December 31, 2012 and 146,662 as at December 31, 2011, received dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic earnings per share calculation purposes. Dividends declared and paid during 2012 and 2011 amounted to $28,545 and $4,154, respectively. The Company did not declare any dividends in the period from January 7, 2010 (inception date) to December 31, 2010. For 2012 and 2011, the effect of the incremental shares assumed issued, determined in accordance with the antidilution sequencing provisions of ASC 260, was antidilutive.

For the period ended December 31, 2010, and on the basis that the Company incurred losses from continuing operations, the effect of incremental shares would be anti-dilutive; therefore basic and diluted losses per share are the same amount.

	2012		2011		2010
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS
Net income / (loss)	$5,969	$5,969	$3,630	$3,630	$(2,001)	$(2,001)
Less distributed earnings allocated to restricted shares	(104)	(104)	(34)	-	-	-
Net income / (loss) available to common stockholders	5,865	5,865	3,596	3,630	(2,001)	(2,001)

Weighted average number of common shares, basic	26,934,533	26,934,533	15,536,028	15,536,028	4,449,431	4,449,431
Effect of dilutive restricted shares	-	-	-	7,888	-	-
Weighted average number of common shares, diluted	26,934,533	26,934,533	15,536,028	15,543,916	4,449,431	4,449,431

Earnings / (loss) per common share	$0.22	$0.22	$0.23	$0.23	$(0.45)	$(0.45)

Income Taxes	3 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

13.       Income Taxes

Under the laws of the countries of the companies' incorporation and / or vessels' registration, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in vessel operating expenses in the accompanying consolidated statements of operations (Note 10).

Under Section 883 of the Internal Revenue Code of the United States (the “Code”), a corporation would be exempt from U.S. federal income taxation on its U.S.-source shipping income if: (a) it is organized in a foreign country that grants an “equivalent exemption” to corporations organized in the United States (“United States corporations”); and (b) either (i) more than 50% of the value of its common stock is owned, directly or indirectly, by “qualified shareholders,”, which is referred to as the “50% Ownership Test,” or (ii) its common stock is “primarily and regularly traded on an established securities market” in a country that grants an “equivalent exemption” to U.S. corporations or in the United States, which is referred to as the “Publicly-Traded Test.”

The Marshall Islands, the jurisdiction where DCI and each of its subsidiaries are incorporated, grant an “equivalent exemption” to U.S. corporations. Therefore, the Company would be exempt from U.S. federal income taxation with respect to its U.S.-source shipping income if either the 50% Ownership Test or the Publicly-Traded Test is met.

Notwithstanding the foregoing, the regulations provide, in pertinent part, that a class of shares will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified share attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the vote and value of such class of outstanding shares, to which we refer as the “Five Percent Override Rule.”

The Company believes that it satisfies the Publicly-Traded Test and is not subject to the Five Percent Override Rule. However, there are factual circumstances beyond the control of the Company that could cause it to lose the benefit of the Section 883 exemption. For example, there is a risk that the Company could no longer qualify for exemption under Code section 883 for a particular taxable year if shareholders with a five percent or greater interest in its common shares were to own 50% or more of its outstanding common shares on more than half the days of the taxable year.

It is not anticipated that the Company will have any vessel operating to the United States on a regularly scheduled basis. Based on the foregoing and on the expected mode of the shipping operations and other activities of Diana Containerships, it is not anticipated that any of the U.S.-source shipping income of the Company will be “effectively connected” with the conduct of a U.S. trade or business.

Based on its U.S. source Shipping Income for 2012, 2011 and for the period ended December 31, 2010, the Company would be subject to U.S. federal income tax of approximately $459, $22 and $8, respectively in the absence of an exemption under Section 883.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments

14.       Financial Instruments

The carrying values of temporary cash investments, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loan and compensating cash balances, bearing interest at variable interest rates, approximate their recorded values as at December 31, 2012.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

  Declaration of dividends: On February 19, 2013, the Company declared dividends amounting to $9,658, or $0.30 per share, payable on or around March 21, 2013 to stockholders of record as of March 5, 2013.

  New vessel acquisition: On February 19, 2013, the Company, through its newly acquired subsidiary Nauru Shipping Company Inc., entered into a memorandum of agreement with a third party company to acquire the container vessel “Hanjin Malta” for the purchase price of $22,000. The vessel is expected to be delivered to the Company in March 2013.

Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation

  Preparation of financial statements: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include the accounts of Diana Containerships Inc. and its wholly-owned subsidiaries referred to in Note 1 above. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates

  Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Stockholders' Equity, Policy

  Other Comprehensive Income / (loss): The Company follows the provisions of Accounting Standard Codification (ASC) 220, “Comprehensive Income”, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders' equity. The Company presents Other Comprehensive Income / (Loss) in a separate statement according to ASU 2011-05.

Foreign Currency Translation

  Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company operates its vessels in international shipping markets, and therefore, primarily transacts business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the period presented are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities which are denominated in other currencies are translated into U.S. Dollars at the period-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statement of operations.

Cash and Cash Equivalents

  Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents.

Compensating Cash Balance	Compensating Cash Balance: Compensating cash balance includes minimum cash deposits required to be maintained under the Company's borrowing arrangement.
Accounts Receivable, Trade

  Accounts Receivable, Trade: The account includes receivables from charterers for hire, freight and demurrage billings. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts has been made as of December 31, 2012 and 2011.

Inventory

  Inventories: Inventories consist of lubricants and victualling which are stated at the lower of cost or market. Cost is determined by the first in, first out method. Inventories may also consist of bunkers when the vessel operates under freight charter or when on the balance sheet date a vessel has been redelivered by its previous charterers and has not yet been delivered to new charterers, or remains idle. Bunkers are also stated at the lower of cost or market and cost is determined by the first in, first out method.

Prepaid/Deferred Charter Revenue

  Prepaid/Deferred Charter Revenue: The Company records identified assets or liabilities associated with the acquisition of a vessel at fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair market value of the charter and the net present value of future contractual cash flows. When the present value of the contractual cash flows of the time charter assumed is greater than its current fair value, the difference, capped to the vessel's fair value on a charter free basis, is recorded as prepaid charter revenue. When the opposite situation occurs, any difference, capped to the vessel's fair value on a charter free basis, is recorded as deferred revenue. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

Vessel Cost

  Vessel Cost: Vessels are stated at cost which consists of the contract price and costs incurred upon acquisition or delivery of a vessel from a shipyard. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

Vessel Depreciation	Vessel Depreciation: The Company depreciates containership vessels on a straight-line basis over their estimated useful lives, estimated to be 30 years from the date of initial delivery from the shipyard. Second-hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. Depreciation is based on costs less the estimated residual scrap value, which is assessed at $200 and $350 per light-weight ton, depending on the vessel’s age and market conditions. A decrease in the useful life of a containership or in its residual scrap value would have the effect of increasing the annual depreciation charge. When regulations place limitations on the ability of a vessel to trade on a worldwide basis, the vessel’s useful life is adjusted at the date such regulations are adopted.
Impairment of Long-Lived Assets

  Impairment of Long-Lived Assets: The Company follows ASC 360-10-40 “Impairment or Disposal of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The Company reviews vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When the estimate of future undiscounted net operating cash flows, excluding interest charges, expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition is less than its carrying amount, the Company evaluates the vessel for impairment loss. Measurement of the impairment loss is based on the fair value of the vessel. The fair value of the vessel is determined based on management estimates and assumptions and by making use of available market data and third party valuations. The Company evaluates the carrying amounts and periods over which vessels are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. The current conditions in the containerships market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels' future performance, with the significant assumptions being related to charter rates, fleet utilization, vessels' operating expenses, vessels' residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations.

  The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. The projected net operating cash flows are determined by considering the historical and estimated vessels' performance and utilization, the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days (based on the most recent 10 year average historical 6-12 months time charter rates available for each type of vessel, considering also current market rates) over the remaining estimated life of each vessel, net of brokerage commissions, expected outflows for scheduled vessels' maintenance and vessel operating expenses assuming an average annual inflation rate of 3%.  Effective fleet utilization is assumed to 98% in the Company's exercise, taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry docking and special surveys), as well as an estimate of 1% off hire days each year, assumptions in line with the Company's historical performance. The Company concluded based on this exercise that step two of the impairment analysis was not required and no impairment of vessels existed at December 31, 2012 as the undiscounted projected cash flows significantly exceeded their carrying value.

  No impairment loss was identified or recorded for 2012, 2011 and 2010 and the Company has not identified any other facts or circumstances that would require the write down of vessel values in the near future.

Revenue Recognition And Related Expenses

  Accounting for Revenues and Expenses: Revenues are generated from time charter agreements. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time-charter revenues are recorded over the term of the charter as service is provided. Revenues from time charter agreements providing for varying annual rates over their term are accounted for on a straight line basis. Income representing ballast bonus payments, in connection with the repositioning of a vessel by the charterer to the vessel owner, are recognized in the period earned. Deferred revenue, if any, includes cash received prior to the balance sheet date for which all criteria for recognition as revenue would not be met, including any deferred revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight line basis.

  Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are due as revenues are earned.

Earnings per Common Share

  Earnings / (Loss) per Common Share: Basic earnings / (loss) per common share are computed by dividing net income / (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings / (loss) per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

Segmental Reporting

  Segmental Reporting: The Company has determined that it operates under one reportable segment, relating to its operations of the container vessels. The Company reports financial information and evaluates the operations of the segment by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Accounting for Dry-Docking Costs

  Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and amortized on a straight-line basis over the period through the date the next dry-docking will be scheduled to become due. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel's sale.

Financing Costs

  Financing Costs: Fees paid to lenders for obtaining new loans or refinancing existing ones are deferred and recorded as a contra to debt. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs. Fees are amortized to interest and finance costs over the life of the related debt using the effective interest method and, for the fees relating to loan facilities not used at the balance sheet date, according to the loan availability terms. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made. Loan commitment fees are charged to expense in the period incurred.

Repairs and Maintenance

  Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of operations.

Share-based Compensation

  Share Based Payment: ASC 718 “Compensation – Stock Compensation”, requires the Company to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Employee share purchase plans will not result in recognition of compensation cost if certain conditions are met. The Company initially measures the cost of employee services received in exchange for an award or liability instrument based on its current fair value; the fair value of that award or liability instrument is remeasured subsequently at each reporting date through the settlement date. Changes in fair value during the requisite service period are recognized as compensation cost over that period with the exception of awards granted in the form of restricted shares which are measured at their grant date fair value and are not subsequently re-measured. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models adjusted for the unique characteristics of those instruments (unless observable market prices for the same or similar instruments are available). If an equity award is modified after the grant date, incremental compensation cost is recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Variable Interest Entities

  Variable Interest Entities: ASC 810-10-50 “Consolidation of Variable Interest Entities”, addresses the consolidation of business enterprises (variable interest entities) to which the usual condition (ownership of a majority voting interest) of consolidation does not apply. The guidance focuses on financial interests that indicate control. It concludes that in the absence of clear control through voting interests, a company's exposure (variable interest) to the economic risks and potential rewards from the variable interest entity's assets and activities are the best evidence of control. Variable interests are rights and obligations that convey economic gains or losses from changes in the value of the variable interest entity's assets and liabilities. The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist, as the primary beneficiary would be required to include assets, liabilities, and the results of operations of the variable interest entity in its financial statements. The Company's evaluation did not result in an identification of variable interest entities as of December 31, 2012 and 2011.

Concentration of Credit Risk

  Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

General information (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2012	2011	2010
A	46%	73%	51%
B	22%	-	-
C	22%	-	-
D	-	27%	41%

Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transaction Due From To Related Party [Abstract]
Schedule Of Related Party Transactions [Table Text Block]
			For the period from January 7, 2010 (inception date) to December 31, 2010

	For the years ended December 31,
	2012	2011
Management fees, including capitalized fees	$1,641	$758	$203
Commissions	687	270	57
Administrative fees	120	120	88
Brokerage fees	1,300	1,182	607

Vessels (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2010	$93,531	$(1,454)	$92,077
- Acquisitions, improvements and other vessels' costs	72,687	-	72,687
- Depreciation for the period	-	(5,937)	(5,937)
Balance, December 31, 2011	$166,218	$(7,391)	$158,827
- Acquisitions, improvements and other vessels' costs	$114,594	-	114,594
- Depreciation for the period	-	(12,476)	(12,476)
Balance, December 31, 2012	$280,812	$(19,867)	$260,945

Prepaid charter revenue (Tables)	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets [Abstract]
Prepaid Charter Revenue Analysis [Table Text Block]
Description	Amount	Accumulated Amortization	Net
Prepaid charter revenue	$42,000	$(12,204)	$29,796
Deferred asset from varying charter rates	122	0	122
Total	$42,122	$(12,204)	$29,918

Prepaid Charter Revenue Amortization [Table Text Block]
Period	Amount
Year 1	$17,937
Year 2	$8,968
Year 3	$2,891

Long term debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2012	2011
Royal Bank of Scotland - Revolving credit facility	$92,700	$-
Less related deferred financing costs	(794)	-
Total	$91,906	$-

Deferred revenue, current and non-current (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	2012	2011
Hires collected in advance	$1,157	$-
Deferred revenue from lubricants	378	467
Total	$1,535	$467
Less current portion	$(1,264)	$(103)
Non-current portion	$271	$364

Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders Equity Note [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Price
Granted	213,331	15.00
Vested	(53,335)	15.00
Forfeited or expired	-	-
Outstanding at December 31, 2010	159,996	$15.00
Granted	53,333	7.50
Vested	(66,667)	13.50
Forfeited or expired	-	-
Outstanding at December 31, 2011	146,662	$12.95
Granted	-	-
Vested	(66,664)	13.50
Forfeited or expired	-	-
Outstanding at December 31, 2012	79,998	$12.50

Voyage and vessel operating expenses (Tables)	12 Months Ended
Dec. 31, 2012
Voyage And Vessel Operating Expenses [Abstract]
Schedule Of Voyage And Vessel Operating Expenses Analysis [Table Text Block]
	2012	2011	2010
Voyage Expenses
Port charges	33	-	-
Bunkers	43	59	50
Commissions	1,328	672	217
Total	1,404	731	267

Vessel Operating Expenses
Crew wages and related costs	14,460	5,283	1,251
Insurance	1,392	582	160
Spares and consumable stores	8,216	3,647	1,278
Repairs and maintenance	4,403	1,468	138
Tonnage taxes (Note 13)	136	27	13
Miscellaneous	362	127	45
Total	28,969	11,134	2,885

Interest and finance costs (Tables)	12 Months Ended
Dec. 31, 2012
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs [Table Text Block]
	2012	2011	2010
Interest expense (Note 6)	2,652	551	274
Amortization and write-off of deferred financing costs	197	681	110
Commitment fees and other	217	372	127
Total	3,066	1,604	511

Earnings / (loss) per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2012		2011		2010
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS
Net income / (loss)	$5,969	$5,969	$3,630	$3,630	$(2,001)	$(2,001)
Less distributed earnings allocated to restricted shares	(104)	(104)	(34)	-	-	-
Net income / (loss) available to common stockholders	5,865	5,865	3,596	3,630	(2,001)	(2,001)

Weighted average number of common shares, basic	26,934,533	26,934,533	15,536,028	15,536,028	4,449,431	4,449,431
Effect of dilutive restricted shares	-	-	-	7,888	-	-
Weighted average number of common shares, diluted	26,934,533	26,934,533	15,536,028	15,543,916	4,449,431	4,449,431

Earnings / (loss) per common share	$0.22	$0.22	$0.23	$0.23	$(0.45)	$(0.45)

General information, textuals (Details)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity Incorporation, State Country Name	the Republic of Marshall Islands
Entity Incorporation, Date of Incorporation	Jan 7, 2010

General information, textuals 2 (Details)	Dec. 31, 2012
[LikiepShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	3,426
[OranginaIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	3,426
[LemonginaIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	4,729
[RalikShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	4,206
[MiliShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	4,714
[EbonShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	4,714
[MejitShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	4,729
[MicronesiaShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	4,729
[RongerikShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	3,739
[UtirikShippingCompanyIncMember]
Capacity By Subsidiary [Line Items]
Vessel Capacity	3,739

General information, details (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
[MinimumMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
[MajorCustomerMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	46.00%	73.00%	51.00%
[MajorCustomerBMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.00%
[MajorCustomerCMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.00%
[MajorCustomerDMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage		27.00%	41.00%

Significant Accounting Policies and Recent Accounting Pronouncements, textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Provision for Doubtful Accounts	$ 0	$ 0
Time charter rates assumption for asset impairment	the most recent 10 year average historical 6-12 months time charter rates
Assumed inflation percentage for asset impairment	3.00%
Assumed vessel utilization for asset impairment	98.00%
Assumed off hire percentage for asset impairment	1.00%
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0

Significant Accounting Policies and Recent Accounting Pronouncements, textuals 2 (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	30 years
[MinimumMember]
Property, Plant and Equipment [Line Items]
Estimated Residual Scrap Value Per Lightweight Ton	200
[MaximumMember]
Property, Plant and Equipment [Line Items]
Estimated Residual Scrap Value Per Lightweight Ton	350

Transactions with related parties, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Monthly Administrative Fee	$ 10
Initial Annual Brokerage Fee		1,040
Annual Brokerage Fee	1,300
Commissions Percentage On Charters	1.00%
Monthly Management Fee Operating Vessels	15
Monthly Management Fee Laid Up Vessels	$ 20

Transactions with related parties, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Commissions	$ 1,328	$ 672	$ 217
[DianaShippingServicesSaMember]
Related Party Transaction [Line Items]
Management fees, including capitalized fees	1,641	758	203
Commissions	687	270	57
Administrative Fees	120	120	88
[DianaEnterprisesIncMember]
Related Party Transaction [Line Items]
Brokerage Fees	$ 1,300	$ 1,182	$ 607

Transactions with related parties, detail 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due to related parties	$ 657	$ 318
[DianaShippingServicesSaMember]
Related Party Transaction [Line Items]
Due to related parties	$ 612	$ 263

Vessels, detail (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
[CapDomingoMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels Acquired	$ 33
[CapDoukatoMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels Acquired	33
[AplSardonyxMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels Acquired	30
[AplSpinelMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels Acquired	30
[AplGarnetMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels Acquired	$ 30

Vessels, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 166,218	$ 93,531
Acquisitions and other vessel's costs	114,594	72,687
Vessels' cost, ending balance	280,812	166,218	93,531
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(7,391)	(1,454)
Depreciation for the period	(12,476)	(5,937)	(1,454)
Accumulated depreciation, ending balance	(19,867)	(7,391)	(1,454)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	158,827	92,077
Vessel's net book value, ending balance	$ 260,945	$ 158,827	$ 92,077

Vessels, textuals (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Costs Capitalised In Vessels	$ 594	$ 2,187
Advances And Other Costs For Vessels Under Construction And Acquisitions		6,634
Property Plant And Equipment Collateral For Debt	$ 179,414

Prepaid charter revenue, textuals (Details) ([PrepaidCharterRevenueMember], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
[PrepaidCharterRevenueMember]
Finite-Lived Intangible Assets [Line Items]
Acquisition of time charter	$ 42,000

Prepaid charter revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Prepaid Charter Revenue, Net	$ 29,918
[PrepaidCharterRevenueMember]
Finite-Lived Intangible Assets [Line Items]
Prepaid Charter Revenue, Gross	42,000
Prepaid Charter Revenue, Accumulated Amortization	(12,204)
Prepaid Charter Revenue, Net	29,796
[DeferredAssetFromVaryingCharterRatesMember]
Finite-Lived Intangible Assets [Line Items]
Prepaid Charter Revenue, Gross	122
Prepaid Charter Revenue, Accumulated Amortization	0
Prepaid Charter Revenue, Net	$ 122

Prepaid charter revenue, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Abstract]
Future Amortization Expense, Year One	$ 17,937
Future Amortization Expense, Year Two	8,968
Future Amortization Expense, Year Three	$ 2,891

Long-term debt, current and non current, textuals (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long Term Debt [Abstract]
Long-term Debt, Gross	$ 92,700
Related deferred financing costs	(794)
Long-term debt, net of deferred financing costs	$ 91,906

Long-term debt, current and non current, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
[DnbNorBankAsa2010DebtInstrumentMember]
Debt Instrument Line Items
Debt Instrument Issuance Date	Jul 7, 2010
Debt Instrument Face Amount	$ 40,000
Debt Instrument Description Of Variable Rate Basis	Libor plus a margin of 2.4%
Loan Margin Percentage	2.40%
Debt Instrument Commitment Fees Percentage	0.96%
[DnbNorBankAsa2010DebtInstrumentMember] | [TrancheMember]
Debt Instrument Line Items
Debt Instrument Face Amount	20,000
Debt Instrument Number Of Periodic Payment	24
Debt Instrument Frequency Of Periodic Payment	24 quarterly installments
Debt Instrument Periodic Payment Principal	330
Final Debt Principal Payment	12,080
[DnbNorBankAsa2010DebtInstrumentMember] | [TrancheBMember]
Debt Instrument Line Items
Debt Instrument Face Amount	20,000
Debt Instrument Number Of Periodic Payment	24
Debt Instrument Frequency Of Periodic Payment	24 quarterly installments
Debt Instrument Periodic Payment Principal	330
Final Debt Principal Payment	12,080
[DnbNorBankAsa2011DebtInstrumentMember]
Debt Instrument Line Items
Debt Instrument Issuance Date	May 4, 2011
Debt Instrument Face Amount	85,000
Debt Instrument Description Of Variable Rate Basis	Libor plus a margin of 2.6%
Loan Margin Percentage	2.60%
[DnbNorBankAsa2011DebtInstrumentMember] | [TrancheMember]
Debt Instrument Line Items
Debt Instrument Face Amount	65,000
Debt Instrument Number Of Periodic Payment	24
Debt Instrument Frequency Of Periodic Payment	24 quarterly installments
Debt Instrument Periodic Payment Principal	1,140
Final Debt Principal Payment	37,640
[DnbNorBankAsa2011DebtInstrumentMember] | [TrancheBMember]
Debt Instrument Line Items
Debt Instrument Face Amount	20,000
Debt Instrument Number Of Periodic Payment	8
Debt Instrument Frequency Of Periodic Payment	8 quarterly installments
Debt Instrument Periodic Payment Principal	2,500
Percentage Of Borrowings To Market Value	35.00%
[DnbNorBankAsaDebtInstrumentMember]
Debt Instrument Line Items
Longterm Debt Weighted Average Interest Rate	2.77%	2.82%
Debt Instrument Priority	first preferred ship mortgage on the vessels
Debt Instrument Covenant Description	The loans also included restrictions as to changes in management, ownership, additional indebtedness, minimum hull cover, consolidated leverage ratio and minimum liquidity. Furthermore, the Company was not permitted to pay any dividends that would result to an event of default.
Extinguishment Of Debt Amount	65,000
Write Off Of Deferred Debt Issuance Cost	$ 642

Long-term debt, current and non current, textuals 3 (Details) ([RbsCreditFacilityMember], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Line Of Credit Facility Line Items
Line of Credit Facility, Initiation Date	Dec 16, 2011
Line of Credit Facility, Maximum Borrowing Capacity	$ 100,000
Line Of Credit Facility Maximum Borrowing Capacity Increase	150,000
Line Of Credit Facility Increase Decrease For Period Net	92,700
Line Of Credit Facility Remaining Borrowing Capacity	7,300
Line of Credit Facility, Commitment Fee Percentage	0.99%
Debt Instrument, Maturity Date, Description	5 years
Line Of Credit Facility Age Limit Of Vessels	20 years
Debt Instrument Maturity Date	Jan 17, 2017
Line of Credit Facility, Interest Rate Description	Libor plus a margin of 2.75%
Loan Margin Percentage	2.75%
Line of Credit Facility, Priority	first priority mortgages over the financed fleet
Borrower Minimum Liquidity Percentage	10.00%
Compensating Balance Description	minimum cash of 10% of the drawings under the revolving credit facility, but not less than $5,000
Line Of Credit Facility Dividend Restrictions	The Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility.
Longterm Debt Weighted Average Interest Rate	3.07%
[MinimumMember]
Line Of Credit Facility Line Items
Borrower Minimum Liquidity	$ 5,000

Long-term debt, current and non current, textuals 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long Term Debt [Abstract]
Interest Costs Incurred	$ 2,652	$ 551	$ 274
Debt Instrument, Unused Borrowing Capacity, Fee	$ 150	$ 282	$ 96

Deferred Revenue,current and non current, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Revenue Arrangement [Line Items]
Amortization of deferred revenue	$ 112	$ 45
Deferred Revenue	1,535	467
Deferred revenue, current	(1,264)	(103)
Deferred revenue, non-current	271	364
[HiresCollectedInAdvanceMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	1,157
[DeferredRevenueFromLubricantsMember]
Deferred Revenue Arrangement [Line Items]
Amortization of deferred revenue	112	45	0
Deferred Revenue	$ 378	$ 467

Commitments and Contingencies, textuals (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Insurance Maximum Amount	$ 1
Policy year closing period	3 years

Commitments and Contingencies, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payments Receivable [Abstract]
Minimum Future Revenues Year One	$ 54,090
Minimum Future Revenues Year Two	26,504
Minimum Future Revenues Year Three	$ 6,175

Changes in capital accounts, textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plan, Number of Shares Authorized	2,392,198
Shares under the equity incentive plan available for grant	2,125,534
Equity Incentive Plan, Expiration Date	Feb 21, 2022
Compensation cost on restricted stock awards	$ 900	$ 954	$ 1,330
Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 416	$ 1,317
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	0 years 6 months 18 days

Changes in capital accounts, detail (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares, beginning balance	146,662	159,996
Grants in Period		53,333	213,331
Vested in Period	(66,664)	(66,667)	(53,335)
Number of shares, ending balance	79,998	146,662	159,996
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Weighted average grant date fair value, beginning balance	$ 12.95	$ 15
Grants in Period, Weighted Average Grant Date Fair Value		$ 7.5	$ 15
Vested in Period, Weighted Average Grant Date Fair Value	$ 13.5	$ 13.5	$ 15
Weighted average grant date fair value, ending balance	$ 12.5	$ 12.95	$ 15

Changes in capital accounts, detail 2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity Note [Abstract]
Issuance of common stock, net of issuance costs, shares		9,115,803
Per share value of common stock issued	$ 1	$ 6.25	$ 7.5	$ 15
Issuance of common stock, net of issuance costs		$ 53,901	$ 121,492	$ 85,281
Rights exercised		0	0

Voyage and vessel operating expenses, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Direct Operating Costs [Abstract]
Port Charges	$ 33
Bunkers	43	59	50
Commissions	1,328	672	217
Voyage Expenses	1,404	731	267
Operating Costs And Expenses [Abstract]
Crew wages and related costs	14,460	5,283	1,251
Insurance	1,392	582	160
Spares and consumable stores	8,216	3,647	1,278
Repairs and maintenance	4,403	1,468	138
Tonnage taxes	136	27	13
Miscellaneous	362	127	45
Vessel Operating Expenses	$ 28,969	$ 11,134	$ 2,885

Interest and finance costs, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest And Debt Expense [Abstract]
Interest expense	$ 2,652	$ 551	$ 274
Amortization and write-off of deferred financing costs	197	681	110
Commitment fees and other	217	372	127
Interest and finance costs	$ 3,066	$ 1,604	$ 511

Earnings per share, textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Unvested shares granted under the company's incentive plan	79,998	146,662	159,996
Dividends declared and paid during the period	$ 28,545	$ 4,154

Earnings per share, detail (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ 5,969	$ 3,630	$ (2,001)
Weighted average number of common shares, basic	26,934,533	15,536,028	4,449,431
Weighted average number of common shares, diluted	26,934,533	15,543,916	4,449,431
[EarningsPerShareBasicMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	5,969	3,630	(2,001)
Distributed earnings allocated to restricted shares	(104)	(34)	0
Net Income / (loss) Available to Common Stockholders	5,865	3,596	(2,001)
Weighted average number of common shares, basic	26,934,533	15,536,028	4,449,431
Earnings / (loss) Per Share Basic	$ 0.22	$ 0.23	$ (0.45)
[EarningsPerShareDilutedMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	5,969	3,630	(2,001)
Distributed earnings allocated to restricted shares	(104)	0	0
Net Income (Loss) Available to Common Stockholders, Diluted	$ 5,865	$ 3,630	$ (2,001)
Weighted average number of common shares, basic	26,934,533	15,536,028	4,449,431
Effect of dilutive restricted shares	0	7,888	0
Weighted average number of common shares, diluted	26,934,533	15,543,916	4,449,431
Earnings / (loss) Per Share Diluted	$ 0.22	$ 0.23	$ (0.45)

Income taxes, textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Uncertainties [Abstract]
Minimum Stock Ownership Percentage For Tax Exemption	50.00%
Minimum Vote And Value Percentage Of Regularly Traded Stock	50.00%
Significant Shareholder Percentage	5.00%
Unrecognised Tax Expense For Tax Exempt Entity	$ 459	$ 22	$ 8

Subsequent events, textuals (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
[DividendDeclaredMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb 19, 2013
Subsequent Event, Amount	$ 9,658
Dividend per share	$ 0.3
Dividend Payment Date	Mar 21, 2013
Record date of shareholders	Mar 5, 2013
[AcquisitionOfNewVesselMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb 19, 2013
Subsequent Event, Amount	$ 22,000